GENERAL	6 Months Ended
Jun. 30, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	Organization:

Gilat Satellite Networks Ltd. (the "Company" or "Gilat") and its subsidiaries (the "Group") is a global provider of Internet Protocol, or IP, based digital satellite communication and networking products and services. The Group designs, produces and markets VSATs, or very small aperture terminals, and related VSAT network equipment. VSATs are earth based terminals that transmit and receive broadband, Internet, voice, data and video via satellite. VSAT networks combine a large central earth station, called a hub, with multiple remote sites (ranging from tens to thousands of sites), which communicate via satellite. In addition, following the acquisition of Raysat Antenna Systems ("RAS") on July 1, 2010, the group develops and provides Satcom-on-the-move antenna solutions. Following the acquisition of Wavestream Corp. ("Wavestream") on November 29, 2010, the Group develops and designs high power solid state amplifiers for military and commercial broadband communications, radar and imaging.

Gilat was incorporated in Israel in 1987 and launched its first generation VSAT in 1989.

For a description of principal markets and customers, see Note 8.

Commencing 2012, in accordance with the Company organizational changes instituted at the beginning of 2012, the Company's business is managed and reported as three separate reportable segments, comprised of the Company's newly named Commercial Satcom, Defense Satcom and Services divisions:

•
Commercial Satcom provides VSAT networks, satellite communication products and associated professional services to service providers and operators worldwide, including consumer Ka-band initiatives worldwide.

•	Defense Satcom provides satellite communication products and solutions to defense and homeland security organizations worldwide.
•
Services, which includes Spacenet Inc., provides managed network services for business, government and residential customers in North America, and Gilat's service businesses in Peru and Colombia, offer rural telephony and Internet access solutions.

b.	Impairment of Goodwill

The continuing pressure on the Department of Defense (DOD) budget in the United State along with some uncertainties in its future spending resulted in the reduction of Wavestream revenues in 2011 compared to 2011 forecast and to 2010 revenues. This reduction led the Company to assess Wavestream's implied value in accordance with ASC 350 "Intangibles - Goodwill and Others". As a result of the impairment test, the Company recorded an impairment goodwill loss in the amount of $17,900. This amount was recorded as part of "Impairment of goodwill and restructuring costs" in the 2011 annual Statement of Operations.

The Company continues to monitor the results of its reporting units, including Wavestream whose revenues continue to be affected by declining DOD budget, and expects to perform an annual goodwill impairment test, in respect with its reporting units, in December 2012.

c.	Business combination - acquisition of Cicat Networks Inc, ("CICAT"):

On April 13, 2011 the Group completed the acquisition of all of the outstanding shares of CICAT, a provider of terrestrial access and network services to enterprises with multi-site locations. The CICAT operation is included in the Services segment.

CICAT was acquired for approximately $ 2,823 out of which $ 822 represents the fair value of the potential contingent consideration according to the estimation of the Company's management and was accrued in the Group's financial statements. The nominal value of the contingent earn- out consideration is for up to $ 1,170 and is based on an agreed upon revenues target for CICAT during 2011-2013. This amount was classified as other current liabilities and other long term liabilities, as applicable.

The derived goodwill from this acquisition is attributable to the additional capabilities of the Group to expand its services, abilities and offerings and to establish relationships with key partners. The goodwill amount is not deductible for tax purposes.

Customer relationships and backlog in the amount of $ 720 are being amortized at an annual weighted average of 7.8 years.

The following table summarizes the estimated fair values of CICAT's assets acquired and liabilities assumed and related deferred income taxes as of the acquisition date:

Cash	$134
Other current assets	1,301
Non-current assets	209
Property and equipment	42
Intangible assets:
Customer relationships	626
Backlog	94
Goodwill	1,890
Current liabilities	(1,075)
Long-term liabilities	(398)

Net assets acquired	$2,823

d.
The Company depends on a major supplier to supply certain components and services for the production of its products or providing services. If this supplier fails to deliver or delays the delivery of the necessary components or services, the Company will be required to seek alternative sources of supply. A change in suppliers could result in manufacturing delays or services delays which could cause a possible loss of sales and, or, additional incremental costs and, consequently, could adversely affect the Company's results of operations and financial position.